EMPLOYEE BENEFIT PLANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of Carrying Value of Trust Assets and Obligations Under Supplemental Plan

The following table summarizes the carrying value of the trust assets and obligations under the supplemental plan:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Investments held in Rabbi Trust	$8,908	8,759
Obligations under the supplemental plan	32,508	29,108

Schedule of Unrealized (Loss) Gains in Carrying Value of Trust Assets

The following table summarizes the unrealized (loss) gains in carrying value of the trust assets:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Unrealized gain (loss) in carrying value of trust assets	$256	82	(95)
Unrealized loss in carrying value of trust assets are net of income tax expense of	—	—	(223)

Minimum and Maximum Rate of Return Plan Assets

The below table summarizes the supplemental plan’s minimum and maximum rate of return objectives for plan assets:

	Minimum Expected Rate of Return on Plan Assets	Maximum Expected Rate of Return on Plan Assets
Equity securities	5%	7%
Debt securities	1%	3%
Cash and cash equivalents	0%	1%

Schedule of Minimum and Maximum Market Value of Plan Assets

The below table summarizes the supplemental plan’s minimum and maximum market value objectives for plan assets, which are based upon a five to ten year investment horizon:

	Minimum Market Value Objective for Plan Assets	Maximum Market Value Objective for Plan Assets
Equity securities	55%	75%
Debt securities	25%	45%
Percentage of debt securities allowed in below investment grade bonds	0%	20%
Cash and cash equivalents	0%	10%

Schedule of Asset Allocations

The following table provides the target and actual asset allocations for the pension plan and the supplemental plan:

		Successor	Predecessor
	Target	Actual as of December 31, 2017	Actual as of March 31, 2017
U.S. Pension plan:
Equity securities	—	—	—
Debt securities	100%	98%	98%
Cash and other	—	2%	2%

Total	100%	100%	100%

Supplemental plan:
Equity securities	65%	59%	59%
Debt securities	35%	38%	37%
Cash and other	—	3%	4%

Total	100%	100%	100%

Fair Value Hierarchy of Plan Assets

The fair value hierarchy for the pension plans and supplemental plan assets measured at fair value as of December 31, 2017 (Successor), are as follows:

(In thousands)	Fair Value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at Net Asset Value
Pension plan measured at fair value:
Debt securities:
Government securities	$4,238	4,238	—	—	—
Collateralized mortgage securities	1,032	—	1,032	—	—
Corporate debt securities	49,420	—	49,420	—	—
Cash and cash equivalents	834	219	615	—	—
Other	1,404	172	1,232	—	—

Total	$56,928	4,629	52,299	—	—
Accrued income	608	608	—	—	—

Total fair value of plan assets	$57,536	5,237	52,299	—	—

Supplemental plan measured at fair value:
Equity securities:
Common stock	$3,599	3,599	—	—	—
Foreign stock	183	183	—	—	—
American depository receipts	1,429	1,429	—	—	—
Preferred American depository receipts	12	12	—	—	—
Real estate investment trusts	72	72	—	—	—
Debt securities:
Government debt securities	1,692	851	841	—	—
Open ended mutual funds	1,676	—	—	—	1,676
Cash and cash equivalents	246	27	170	—	49

Total	$8,909	6,173	1,011	—	1,725
Other pending transactions	(1)	(1)	—	—	—

Total fair value of plan assets	$8,908	6,172	1,011	—	1,725

The following table provides the fair value hierarchy for the pension plans and supplemental plan assets measured at fair value as of March 31, 2017 (Predecessor):

(In thousands)	Fair Value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Measured at Net Asset Value
Pension plan measured at fair value:
Debt securities:
Government securities	$3,770	3,770	—	—	—
Collateralized mortgage securities	2,537	—	2,537	—	—
Corporate debt securities	47,871	—	47,871	—	—
Cash and cash equivalents	989	345	644	—	—
Other	1,298	100	1,198	—	—

Total	$56,465	4,215	52,250	—	—
Accrued income	681	681	—	—	—

Total fair value of plan assets	$57,146	4,896	52,250	—	—

Supplemental plan measured at fair value:
Equity securities:
Common stock	$3,561	3,561	—	—	—
Foreign stock	132	132	—	—	—
American depository receipts	1,387	1,387	—	—	—
Preferred American depository receipts	20	20	—	—	—
Real estate investment trusts	76	76	—	—	—
Debt securities:
Government debt securities	1,613	832	781	—	—
Open ended mutual funds	1,648	—	—	—	1,648
Cash and cash equivalents	323	15	236	—	72

Total	$8,760	6,023	1,017	—	1,720
Other pending transactions	—	—	—	—	—

Total fair value of plan assets	$8,760	6,023	1,017	—	1,720

Change in Plan Assets and Obligations

Changes in plan assets and obligations and the funded status of the U.S. defined benefit pension plan, Norway’s defined benefit pension plan, and the supplemental plan (referred to collectively as “Pension Benefits”) and the postretirement health care and life insurance plan (referred to as “Other Benefits”), are as follows:

	Pension Benefits
	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Change in benefit obligation:
Benefit obligation at beginning of the period	$101,490	97,941	95,830
Service cost	546	393	1,182
Interest cost	1,599	1,313	3,814
Plan curtailment	(432)	—
Benefits paid	(2,059)	(1,610)	(4,895)
Actuarial (gain) loss	2,322	3,322	2,082
Foreign currency exchange rate changes	(23)	131	(72)

Benefit obligation at end of the period	103,443	101,490	97,941

Change in plan assets:
Fair value of plan assets at beginning of the period	$58,148	57,146	57,174
Actual return	1,182	2,138	577
Expected return	32	16	51
Actuarial loss	(217)	(109)	(148)
Administrative expenses	(15)	(7)	(27)
Plan curtailment	(100)	—	—
Employer contributions	625	435	4,465
Benefits paid	(2,059)	(1,610)	(4,895)
Foreign currency exchange rate changes	(60)	139	(51)

Fair value of plan assets at end of the period	57,536	58,148	57,146

Payroll tax unrecognized in benefit obligation at end of the period	76	91	83

Unfunded status at end of the period	$(45,983)	(43,433)	(40,878)

Net amount recognized in the balance sheet consists of:
Current liabilities	$(10,731)	(1,791)	(1,791)
Noncurrent liabilities	(35,252)	(41,642)	(39,087)

Net amount recognized	$(45,983)	(43,433)	(40,878)

	Other Benefits
	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Change in benefit obligation:
Benefit obligation at beginning of the period	$4,817	4,811	5,573
Service cost	29	23	81
Interest cost	75	64	201
Participant contributions	65	58	411
Plan amendment	(1,861)	—	—
Benefits paid	(526)	(346)	(1,170)
Actuarial (gain) loss	325	207	(285)

Benefit obligation at end of the period	2,924	4,817	4,811

Change in plan assets:
Fair value of plan assets at beginning of the period	$—	—	—
Employer contributions	461	288	759
Participant contributions	65	58	411
Benefits paid	(526)	(346)	(1,170)

Fair value of plan assets at end of the period	—	—	—

Unfunded status at end of the period	$(2,924)	(4,817)	(4,811)

Net amount recognized in the balance sheet consists of:
Current liabilities	$(282)	(418)	(418)
Noncurrent liabilities	(2,642)	(4,399)	(4,393)

Net amount recognized	$(2,924)	(4,817)	(4,811)

Schedule of Projected and Accumulated Benefit Obligation

The following table provides the projected benefit obligation and accumulated benefit obligation for the pension plans:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Projected benefit obligation	$103,443	97,941
Accumulated benefit obligation	101,287	94,467

Schedule of Accumulated Benefit Obligation in Excess of Plan Assets

The following table provides information for pension plans with an accumulated benefit obligation in excess of plan assets (includes both the pension plans and supplemental plan):

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Projected benefit obligation	$103,443	97,941
Accumulated benefit obligation	101,287	94,467
Fair value of plan assets	57,536	57,146

Schedule of Net Periodic Benefit Cost

The net periodic benefit cost for the company’s defined benefit pension plans and supplemental plan (referred to collectively as “Pension Benefits”) and the postretirement health care and life insurance plan (referred to collectively as “Other Benefits”) is comprised of the following components:

	Successor	Predecessor	Successor	Predecessor
(In thousands)	Quarter Ended June 30, 2018	Quarter Ended June 30, 2017	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017
Pension Benefits:
Service cost	$41	294	71	713
Interest cost	882	984	1,784	1,975
Expected return on plan assets	(482)	(518)	(964)	(1,119)
Administrative expenses	2	2	3	24
Payroll tax of net pension costs	—	—	—	56
Amortization of net actuarial losses	—	—	—	32
Recognized actuarial loss	—	561	—	1,008
Settlement loss recognized	335	—	335	—

Net periodic pension cost	$778	1,323	1,229	2,689

Other Benefits:
Service cost	$15	17	30	38
Interest cost	29	48	58	99
Amortization of prior service cost	(75)	(695)	(150)	(1,783)
Recognized actuarial benefit	11	(252)	22	(535)

Net periodic postretirement benefit	$(20)	(882)	(40)	(2,181)

Net periodic benefit cost for the pension plans and the supplemental plan include the following components:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Service cost	$546	393	1,182
Interest cost	1,599	1,313	3,814
Expected return on plan assets	(882)	(691)	(2,246)
Administrational expenses	19	3	28
Payroll tax of net pension costs	29	—	56
Amortization of net actuarial losses	131	—	32
Recognized actuarial loss	—	748	1,785
Curtailment gain	(99)	—	—

Net periodic pension cost	$1,343	1,766	4,651

Schedule of Net Periodic Benefit Cost for Postretirement Health Care and Life Insurance Plan

Net periodic benefit cost for the postretirement health care and life insurance plan include the following components:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Service cost	$29	23	81
Interest cost	75	64	201
Amortization of prior service cost	—	(927)	(4,346)
Recognized actuarial (gain)	—	(335)	(1,138)

Net periodic postretirement benefit	$104	(1,175)	(5,202)

Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in OCI

Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss include the following components:

	Pension Benefits
	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Net (gain) loss	$1,939	1,877	3,821
Fresh-start accounting fair value adjustment	—	(22,333)	—
Amortization of net (loss) gain	—	(748)	(1,785)

Total recognized in other comprehensive (income) loss, before tax	$1,939	(21,204)	2,036

Net of tax	1,939	(21,204)	1,323

	Other Benefits
	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Net (gain) loss	$325	207	(285)
Prior service (cost) credit	(1,861)	—	—
Amortization of prior service (cost) credit	—	927	4,346
Fresh-start accounting fair value adjustment	—	19,055	—
Amortization of net (loss) gain	—	335	1,138

Total recognized in other comprehensive (income) loss, before tax	$(1,536)	20,524	5,199

Net of tax	(1,536)	20,524	3,379

Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized as a component of accumulated other comprehensive income (loss) are as follows:

	Pension Benefits
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017
Unrecognized actuarial (loss) gain	$(1,939)	—

Pre-tax amount included in accumulated other comprehensive (loss) income	$(1,939)	—

	Other Benefits
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017
Unrecognized actuarial (loss) gain	$(325)	—
Unrecognized prior service credit (cost)	1,861	—

Pre-tax amount included in accumulated other comprehensive (loss) income	$1,536	—

Schedule of Expected Amounts Net Periodic Benefit Costs

The company expects to recognize the following amounts as a component of net periodic benefit costs during the next fiscal year:

(In thousands)	Pension Benefits	Other Benefits
Unrecognized actuarial (loss) gain	$—	299
Unrecognized prior service credit (cost)	—	(5)

Schedule of Assumptions

Assumptions used to determine net benefit obligations are as follows:

	Pension Benefits		Other Benefits
	Successor	Predecessor	Successor	Predecessor
	December 31, 2017	March 31, 2017	December 31, 2017	March 31, 2017
Discount rate	3.80%	4.25%	3.80%	4.25%
Rates of annual increase in compensation levels	N/A	3.00%	N/A	N/A

Assumptions used to determine net periodic benefit costs are as follows:

	Pension Benefits		Other Benefits
	Successor	Predecessor	Successor	Predecessor
	December 31, 2017	March 31, 2017	December 31, 2017	March 31, 2017
Discount rate	3.90%	4.15%	3.90%	4.00%
Expected long-term rate of return on assets	3.70%	4.10%	N/A	N/A
Rates of annual increase in compensation levels	3.00%	3.00%	N/A	N/A

Schedule of Expected Benefit Payments

Based upon the assumptions used to measure the company’s qualified pension and postretirement benefit obligations at December 31, 2017, including pension and postretirement benefits attributable to estimated future employee service, the company expects that benefits to be paid over the next ten years will be as follows:

	(In thousands)
Year ending December 31,	Pension Benefits	Other Benefits
2018	$15,350	282
2019	5,812	301
2020	5,877	311
2021	5,966	302
2022	5,978	287
2023 – 2027	30,440	1,212

Total 10-year estimated future benefit payments	$69,423	2,695

Assumed Health Care Cost Trends Rates

The following table discloses the assumed health care cost trends used in measuring the accumulated postretirement benefit obligation and net periodic postretirement benefit cost at December 31, 2017 for pre-65 medical and prescription drug coverage, including expected future trend rates.

Pre-65
Year ending December 31, 2017:
Accumulated postretirement benefit obligation	7.60%
Net periodic postretirement benefit obligation	7.60%
Ultimate health care cost trend	4.54%
Ultimate year health care cost trend rate is achieved	2038
Year ending December 31, 2018:
Net periodic postretirement benefit obligation	7.45%

One-Percentage Rate Change in Assumed Health Care Cost Trend Rates and Its Effects on Accumulated Postretirement Benefit Obligation

A one-percentage rate increase (decrease) in the assumed health care cost trend rates has the following effects on the accumulated postretirement benefit obligation as of December 31:

(In thousands)	1% Increase	1% Decrease
Accumulated postretirement benefit obligation	$10,715	9,603
Aggregate service and interest cost	208,009	188,345

Number of Tidewater Common Stock Shares, Series A Warrants and Series B Warrants Held

The plan held the following number of shares of Tidewater common stock, series A warrants and series B warrants:

	Successor	Predecessor
	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Number of shares of Tidewater common stock held by 401(k) plan	8,074	264,504	291,957

Number of shares of Tidewater Series A warrants held by 401(k) plan	9,030	—	—

Number of shares of Tidewater Series B warrants held by 401(k) plan	9,762	—	—

Schedule of Carrying Value of Trust Assets, Including Unrealized Gains or Losses

The following table summarizes the carrying value of the trust assets, including unrealized gains or losses at June 30, 2018 and December 31, 2017:

	Successor
(In thousands)	June 30, 2018	December 31, 2017
Investments held in Rabbi Trust at fair value	$45	8,908
Unrealized gains in fair value of trust assets	—	256
Obligations under the supplemental plan	23,797	32,508

Plan 401 k
Amounts Charged to Expense Related to Contribution Plans

The amounts charged to expense related to the above defined contribution plans are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Defined contribution plans expense, net of forfeitures	$854	871	2,660
Defined contribution plans forfeitures	83	79	149

Multinational Retirement Plan
Amounts Charged to Expense Related to Contribution Plans

The amounts charged to expense related to the multinational retirement plan and multinational savings plan contributions are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Multinational plan expense	$81	67	260